Inventories (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Inventory Disclosure [Abstract]
Summary of the Components of Inventories
The following table represents the components of inventories as of March 31, 2026 and December 31, 2025 (in thousands):

	March 31, 2026	December 31, 2025
Raw materials	$2,083	$409
Work in progress	14,918	11,732
Finished goods	6,462	4,796

Total inventories	$23,463	$16,937

The following table represents the components of inventories as of December 31, 2025 and December 31, 2024 (in thousands
):

	2025	2024
Raw materials	$409	$45
Work in progress	11,732	9,547
Finished goods	4,796	5,416

Total inventories	$16,937	$15,008

Summary of Changes in Company's Inventory Allowance
Changes in the Company’s inventory allowance were as follows (in thousands):

Balance at December 31, 2023	$24,204
Valuation allowance	428
Sell-through or scrap of inventory	(7,213)

Balance at December 31, 2024	$17,419

Valuation allowance	199
Sell-through or scrap of inventory	(2,721)

Balance at December 31, 2025	$14,897